EQUITY (Summary of Restricted Stock Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of RSUs
Granted	47,000	1,112,500	132,000
Employee [Member]
Number of RSUs
RSUs outstanding at the beginning of the year	1,348,452	846,147	1,326,433
Granted	47,000	1,112,500	132,000
Vested	(262,426)	(445,731)	(473,973)
Forfeited	(141,750)	(164,464)	(138,313)
RSUs outstanding at the end of the year	991,276	1,348,452	846,147
Weighted average grant date fair value
RSUs outstanding at the beginning of the year	$ 4.1	$ 4.2	$ 3.8
Granted	$ 5.8	$ 3.9	$ 4.2
Vested	$ 4.3	$ 3.4	$ 3.3
Forfeited	$ 4.3	$ 5.1	$ 4.0
RSUs outstanding at the end of the year	$ 10,500	$ 4.1	$ 4.2
Non-Employee [Member]
Number of RSUs
RSUs outstanding at the beginning of the year	19,250	32,250	42,000
Granted
Vested	(8,750)	(13,000)	(9,750)
Forfeited
RSUs outstanding at the end of the year	5.1	19,250	32,250
Weighted average grant date fair value
RSUs outstanding at the beginning of the year	$ 5.2	$ 4.7	$ 4.5
Granted
Vested	$ 5.2	$ 4.0	$ 3.6
Forfeited
RSUs outstanding at the end of the year	$ 5.2	$ 5.2	$ 4.7